Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2021	$ 41,161,686
2022	72,773,038
2023	65,392,513
2024	34,928,954
2025	53,314,974
Thereafter	85,958,292
Total	$ 353,529,457	$ 368,229,303